Tax - Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ (159)	$ (95)	$ (207)
Current tax credit in the Group statement of comprehensive income	2	1
Current tax credit taken directly to equity	4	8	12
Total current tax charge	(153)	(86)	(195)
Movements to tax contingencies within the Group income statement	3	(4)	(3)
Timing differences of cash tax paid and foreign exchange differences	9	22	26
Tax paid per cash flow	$ (141)	$ (68)	$ (172)